Earnings Per Share - Components of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 5,825		$ 7,963		$ 4,959
Preferred dividends	(296)	[1]	(303)	[2]	(304)	[3]
Impact of preferred stock call and redemption			(17)	[4]	(13)	[5]
Earnings allocated to participating stock awards	(28)		(38)		(21)
Net income applicable to U.S. Bancorp common shareholders	$ 5,501		$ 7,605		$ 4,621
Average common shares outstanding	1,489		1,489		1,509
Net effect of the exercise and assumed purchase of stock awards	1		1		1
Average diluted common shares outstanding	1,490		1,490		1,510
Earnings per common share	$ 3.69		$ 5.11		$ 3.06
Diluted earnings per common share	$ 3.69		$ 5.1		$ 3.06

[1]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N and Series O Non-Cumulative Perpetual Preferred Stock of $3,965.458, $962.487, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,050.00, respectively.
[2]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series I, Series J, Series K, Series L, Series M and Series N Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.153, $1,625.00, $232.953, $1,325.00, $1,375.00, $937.50, $952.778 and $202.986, respectively.
[3]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series H, Series I, Series J, Series K and Series L Non-Cumulative Perpetual Preferred Stock of $3,558.332, $889.58, $1,625.00, $1,287.52, $1,281.25, $1,325.00, $1,375.00 and $203.13, respectively.
[4]	Represents stock issuance costs originally recorded in preferred stock upon the issuance of the Company’s Series I and Series F Preferred Stock that were reclassified to retained earnings on the date the Company announced its intent to redeem the outstanding shares.
[5]	Represents stock issuance costs originally recorded in preferred stock upon the issuance of the Company’s Series H Preferred Stock that were reclassified to retained earnings on the date the Company announced its intent to redeem the outstanding shares.